Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 3,364	¥ 4,233	¥ 10,145
Remeasurement	792	600	284
Write-offs	(805)	(1,463)	(6,194)
Exchange differences on translating foreign operations	7	(6)	(2)
Balance at end of year	¥ 3,358	¥ 3,364	¥ 4,233